Related party transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CEO And President [Member]
Disclosure of transactions between related parties [line items]
Management remuneration fees	[1]	$ 94,279	$ 92,500	$ 92,500
Clearline CPA Corp. [Member]
Disclosure of transactions between related parties [line items]
Management remuneration fees	[1]	27,760	28,153	28,153
Bookkeeping remuneration fees	[1]	$ 6,360	$ 7,998	$ 7,121

[1]	(ii) Amounts disclosed were paid or accrued to the related party.